Notes Payable - Paycheck Protection Program (Details Narrative) - PPP loan [Member] - USD ($)	1 Months Ended	12 Months Ended
	Apr. 17, 2020	Dec. 31, 2020
Loan	$ 609,500
Interest rate	1.00%
Grant income		$ 609,500